Investment Objectives and Goals - XFUNDS Memory Income ETF	Jul. 14, 2026
Prospectus [Line Items]
Risk/Return [Heading]	XFUNDSTM MEMORY INCOME ETF – FUND SUMMARY
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The XFUNDSTM Memory Income ETF’s (the “Fund”) primary investment objective is to seek capital appreciation.
Objective, Secondary [Text Block]	The Fund has a secondary investment objective to seek current income.